CONCENTRATIONS - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Sales Revenue Net [Member] | Customer Concentration Risk [Member] | One Major Customer [Member]
Concentration risk percentage	9.00%	50.00%	11.00%	38.00%	35.70%	90.80%
Sales Revenue Net [Member] | Customer Concentration Risk [Member] | Operator Customer [Member]
Concentration risk percentage					57.00%
Sales Revenue Net [Member] | Customer Concentration Risk [Member] | Operator Customer one [Member]
Concentration risk percentage	62.00%	0.00%	37.00%	0.00%
Sales Revenue Net [Member] | Customer Concentration Risk [Member] | Operator Customer Two [Member]
Concentration risk percentage	24.00%	50.00%	46.00%	59.00%
Sales Revenue Net [Member] | Supplier Concentration Risk [Member] | One Major Customer [Member]
Concentration risk percentage	35.00%	55.00%	57.00%	57.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | One Major Customer [Member]
Concentration risk percentage					56.80%	55.60%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Major Customer [Member]
Concentration risk percentage			6.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Operator Customer [Member]
Concentration risk percentage					100.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Operator Customer one [Member]
Concentration risk percentage			60.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Operator Customer Two [Member]
Concentration risk percentage			25.00%